UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income

Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 116.1%

Alabama — 3.7%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 03/01/45(a)	$1,165	$1,248,449
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 07/01/40	5,800	6,325,248
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	1,495	1,592,040
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	1,005	1,152,735
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	3,800	4,259,914

		14,578,386
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,179,750

Arizona — 0.5%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 5.00%, 01/01/38	440	507,562
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,321,463
5.25%, 10/01/28	250	265,595

		2,094,620
California — 15.8%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 07/01/39	625	668,163
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	1,906,141
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(b)	10,100	12,799,528

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$1,620	$1,821,690
City of Los Angeles Department of Airports, RB, Sub-Series B, 5.00%, 05/15/37	875	1,033,813
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 08/01/18	7,450	7,632,972
Monterey Peninsula Community College District, GO, CAB, Series C (AGM)(c)
0.00%, 02/01/18	13,575	6,820,351
0.00%, 02/01/18	14,150	6,747,144
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(a)	1,580	1,282,739
San Diego California Unified School District, GO, Election of 2008:(c)
CAB, Series C, 0.00%, 07/01/38	2,000	956,000
CAB, Series G, 0.00%, 07/01/34	725	339,423
CAB, Series G, 0.00%, 07/01/35	775	340,682
CAB, Series G, 0.00%, 07/01/36	1,155	476,761
CAB, Series G, 0.00%, 07/01/37	770	298,552
CAB, Series K-2, 0.00%, 07/01/38	1,745	793,888
CAB, Series K-2, 0.00%, 07/01/39	2,115	921,675
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,135,359
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,400	909,832
San Diego County Regional Airport Authority, Refunding RB, Series A, 5.00%, 07/01/37	1,750	2,076,217
San Marcos Schools Financing Authority, Refunding LRB, AGM, 5.00%, 08/15/35	1,000	1,177,290
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,219,196
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,351,240
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,659,512
Washington Township Health Care District, Refunding RB, Series B, 5.00%, 07/01/30	1,500	1,709,175

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(c)	$10,000	$4,987,700

		63,065,043
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	960	1,035,686
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,454,423

		2,490,109
District of Columbia — 3.5%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	9,500	9,956,285
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	3,350	3,937,489

		13,893,774
Florida — 9.5%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	1,970,335
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(b)	1,400	1,431,486
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(b)	6,750	6,966,270
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,257,908
County of Miami-Dade Florida Aviation, Refunding ARB:
Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,484,000
Series A, 5.50%, 10/01/36	5,000	5,324,950
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,398,750
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	777,694

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Transit System, RB, Surtax (AGM), 5.00%, 07/01/18(b)	$1,300	$1,327,755
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	694,663
5.00%, 08/01/47	1,845	2,028,338
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	300	315,510
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,340	1,542,099
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	2,000	2,263,400

		37,783,158
Georgia — 2.5%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	7,500	8,450,100
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	545	639,247
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	170,388

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
Private Colleges & Universities Authority, RB, Savannah College of Art & Design (continued):
5.00%, 04/01/44	$595	$645,218

		9,904,953
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,435,700

Illinois — 13.2%
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/42	3,300	3,897,498
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(b)	1,230	1,374,021
5.63%, 01/01/35	295	325,432
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	11,046,952
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,876,950
Sales Tax Receipts, 5.25%, 12/01/36	650	699,556
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	7,982,975
5.50%, 12/01/38	1,000	1,069,320
5.25%, 12/01/43	500	522,705
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	222,548
Illinois Finance Authority, Refunding RB:
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,180,424
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	418,536
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	915,237

Security	Par (000)	Value
Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/28	$710	$798,161
State of Illinois, GO:
5.25%, 07/01/29	8,345	9,004,088
5.50%, 07/01/33	880	954,501
5.50%, 07/01/38	1,475	1,585,300
State of Illinois Toll Highway Authority, Refunding RB, Series B, 5.50%, 01/01/18(b)	4,500	4,514,400

		52,388,604
Indiana — 1.8%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,225,389
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(b)	1,125	1,172,430
5.50%, 01/01/38	4,625	4,811,341

		7,209,160
Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 07/01/33	3,000	3,487,050
Series A (AGC), 5.63%, 08/15/19(b)	5,000	5,336,400

		8,823,450
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(b)	1,330	1,384,995
5.25%, 02/01/29	170	177,030

		1,562,025
Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,370	2,669,829
Massachusetts Development Finance Agency, Refunding RB, Series A:
Emerson College, 5.00%, 01/01/40	610	698,822
Emmanuel College Issue, 5.00%, 10/01/43	420	472,206

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	$1,395	$1,564,004

		5,404,861
Michigan — 6.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 07/01/18(b)	3,000	3,074,250
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,100	1,225,323
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,492,762
Henry Ford Health System, 3.25%, 11/15/42	995	914,803
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	9,020	9,842,895
Trinity Health Credit Group, 5.00%, 12/01/21(b)	30	33,694
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,560	1,718,902
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,245,780
Series I-A, 5.38%, 10/15/41	800	895,464
Series II-A, 5.38%, 10/15/36	1,500	1,684,335
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	485,762

		24,613,970

Security	Par (000)	Value
Nebraska — 1.8%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 09/01/37	$6,345	$7,090,284

Nevada — 1.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	3,000	3,223,830
(AGM), 5.25%, 07/01/39	4,100	4,412,051

		7,635,881
New Jersey — 7.5%
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	404,471
Series WW, 5.25%, 06/15/33	170	187,767
Series WW, 5.00%, 06/15/34	225	242,687
Series WW, 5.00%, 06/15/36	1,395	1,498,049
Series WW, 5.25%, 06/15/40	400	433,852
New Jersey EDA, Refunding RB, Sub-Series A:
3.38%, 07/01/30	475	459,581
4.00%, 07/01/32	930	929,972
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 06/15/36	5,070	5,420,388
CAB, Transportation System, Series A, 0.00%, 12/15/38(c)	5,845	2,269,204
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,797,963
Transportation Program, Series AA, 5.00%, 06/15/38	945	1,017,954
Transportation System, Series A, 5.50%, 06/15/41	3,000	3,218,220
Transportation System, Series AA, 5.50%, 06/15/39	3,785	4,134,734
Transportation System, Series B, 5.25%, 06/15/36	5,000	5,336,100
Transportation System, Series D, 5.00%, 06/15/32	900	969,525
New Jersey Turnpike Authority, Refunding RB, Series B, 4.00%, 01/01/37	595	634,651

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	$720	$776,707

		29,731,825
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	405	457,674

New York — 4.1%
City of New York New York, GO, Series B-1, 5.00%, 10/01/38	1,525	1,788,490
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 01/15/33	1,950	2,034,708
City of New York New York Transitional Finance Authority, RB, Future Tax Secured Fiscal, Sub-Series E-1, 5.00%, 02/01/37	1,465	1,712,116
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,878,641
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	465	523,660
5.75%, 02/15/47	305	342,158
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	710	823,983
Metropolitan Transportation Authority, Refunding RB, Series B, 5.00%, 11/15/37	1,570	1,813,444
New York City Water & Sewer System, Refunding RB, Second Genration Resolution, 5.00%, 06/15/37	1,500	1,762,005
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/37	2,000	2,373,940
State of New York Dormitory Authority, RB, Series B, 5.75%, 03/15/19(b)	1,300	1,368,926

		16,422,071

Security	Par (000)	Value
North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, The United Methodist Retirement Homes, Series A, 5.00%, 10/01/42	$700	$770,805

Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	723,112
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	897,031
5.25%, 02/15/33	1,095	1,256,973

		2,877,116
Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 06/15/36(a)	945	1,079,379
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	1,115	486,475

		1,565,854
Pennsylvania — 3.9%
Pennsylvania HFA, RB, S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,770	1,826,658
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,245	4,791,629
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	791,480
Series A-1, 5.00%, 12/01/37	1,230	1,420,330
Series A-1, 5.00%, 12/01/41	2,730	3,103,737
Series B, 5.00%, 12/01/40	1,060	1,207,223
Series C, 5.50%, 12/01/33	630	732,659
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	625	702,094

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	$850	$961,477

		15,537,287
Rhode Island — 1.5%
Rhode Island Commerce Corp., RB, Airport Corp., Series D, 5.00%, 07/01/46	250	278,252
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	5,903,187

		6,181,439
South Carolina — 5.0%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/39	260	298,925
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/40	5,000	5,378,350
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,960	7,861,181
Series E, 5.50%, 12/01/53	610	685,945
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	2,360	2,599,398
(AGM), 5.00%, 12/01/56	2,845	3,178,747

		20,002,546
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	39,328

Texas — 19.2%
City of Houston Texas Combined Utility System Revenue, Refunding RB, 1st Lien, Series B, 5.00%, 11/15/36	2,890	3,382,600
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	687,379
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(c)	10,030	6,950,088
County of Harris Texas, GO, Refunding, (NPFGC)(c):
0.00%, 08/15/25	7,485	6,281,637
0.00%, 08/15/28	10,915	8,411,863

Security	Par (000)	Value
Texas (continued)
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(c):
0.00%, 11/15/38	$5,785	$2,129,054
0.00%, 11/15/39	6,160	2,126,802
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	2,340	1,079,395
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,274,548
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 0.00%, 10/01/46(a)	2,365	2,220,262
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC):(c)
0.00%, 11/15/24	5,965	2,256,440
0.00%, 11/15/38	10,925	3,658,673
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,775	1,540,125
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 09/01/31(c)	1,975	873,424
Convertible CAB, Series C, 0.00%, 09/01/31(a)(c)	2,500	3,052,250
Special Projects System, Series A, 6.00%, 09/01/21(b)	1,000	1,152,460
North Texas Tollway Authority, Refunding RB:
1st Tier System (NPFGC), 5.75%, 01/01/18(b)	8,650	8,678,977
1st Tier System (NPFGC), 5.75%, 01/01/40	2,785	2,794,330
1st Tier System, Series A, 6.00%, 01/01/19(b)	510	533,649
1st Tier System, Series A, 6.00%, 01/01/28	115	120,497
1st Tier System, Series S (NPFGC), 5.75%, 01/01/18(b)	11,615	11,653,910
Series B, 5.00%, 01/01/40	385	426,534

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	$2,105	$2,337,581
5.00%, 12/15/32	2,540	2,811,805

		76,434,283
Utah — 2.0%
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/42	2,575	2,991,481
Utah Transit Authority, RB, Series A (AGM), 5.00%, 06/15/18(b)	5,000	5,098,800

		8,090,281
Virginia — 0.4%
Arlington County Industrial Development Authority, Refunding RB, 5.00%, 02/15/43	1,000	1,175,440
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 05/15/19(b)	140	147,717
5.50%, 05/15/35	260	275,025

		1,598,182
Washington — 1.8%
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	2,000	2,226,480
MultiCare Health System, Series C (AGC), 5.50%, 08/15/18(b)	4,000	4,115,560
Providence Health & Services, Series A, 5.25%, 10/01/39	675	718,315

		7,060,355
Wisconsin — 2.6%
Public Finance Authority, RB, KU Campus Development Corp., Central District Development Project, 5.00%, 03/01/46	3,215	3,616,296
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,598,430

Security	Par (000)	Value
Wisconsin (continued)
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	$5,000	$5,088,850

		10,303,576

Total Municipal Bonds — 116.1% (Cost — $425,313,080)		462,226,350

Municipal Bonds Transferred to Tender Option Bond Trusts — 42.4%(d)

Arizona — 0.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19	1,300	1,368,679

California — 2.2%
California State University, RB, Systemwide, Series A (AGM):
5.00%, 05/01/18(e)	3,292	3,344,816
5.00%, 11/01/33	86	87,525
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM):
5.00%, 05/01/18	808	820,379
5.00%, 05/01/18	4,062	4,124,643
San Diego Community College District California, GO, Election of 2002, 5.25%, 08/01/19	449	475,831

		8,853,194
Connecticut— 0.4%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,766,891

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(e)	1,080	1,159,350

Florida — 5.9%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	3,986,194
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 07/01/42	1,950	2,166,323
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/39	10,101	10,868,799

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19	$6,097	$6,480,919

		23,502,235
Illinois — 5.1%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,705,700
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(e)	1,400	1,476,117
State of Illinois Toll Highway Authority, RB :
Senior Priority, Series A, 5.00%, 01/01/40	3,045	3,457,871
Senior, Series B, 5.00%, 01/01/40	1,170	1,324,778
Series A, 5.00%, 01/01/38	7,714	8,569,285
Series C, 5.00%, 01/01/38	2,658	3,000,493

		20,534,244
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	5,363	6,498,774

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,626,402

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,661	1,873,995

Michigan — 0.9%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,454,113
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,093,675

		3,547,788
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(e)	4,198	4,434,987
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 07/01/19	2,024	2,153,821

Security	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	$3,900	$4,526,077

		11,114,885
New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,062,451
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	2,000	2,134,071

		3,196,522
New York — 13.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,240	6,998,910
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2014, Series DD, 5.00%, 06/15/35	1,845	2,121,283
Series FF, 5.00%, 06/15/39	8,355	9,668,155
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,465,442
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,700	1,987,857
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,289,719
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	5,720	6,397,005
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	2,998,925

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34(e)	$4,500	$4,669,020

		53,596,316
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	620	645,491

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,166,778
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	5,879,461

		7,046,239
South Carolina — 0.2%
South Carolina Public Service Authority, Refunding RB, Series A:
5.50%, 01/01/19(e)	48	49,796
5.50%, 01/01/19	553	575,787

		625,583
Texas — 2.4%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 07/01/34	4,167	4,268,135
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	794,029

Security	Par (000)/Shares	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$3,920	$4,464,576

		9,526,740
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	3,812,988

Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	3,520	3,804,856
Series C, 5.25%, 04/01/19	2,500	2,618,987

		6,423,843

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.4% (Cost — $161,730,276)		168,720,159

Total Long-Term Investments — 158.5% (Cost — $587,043,356)		630,946,509

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(f)(g)	3,325,544	3,326,541

Total Short-Term Securities — 0.8% (Cost $3,326,541)		3,326,541

Total Investments — 159.3% (Cost — $590,369,897)		634,273,050
Other Assets Less Liabilities — 0.6%		2,675,218
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.5)%		(101,475,640)
VMTP Shares at Liquidation Value — (34.4)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$398,272,628

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2018 to November 1, 2033 is $10,516,858.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM)

Affiliate	Shares Held at 08/31/2017	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,889,865	1,435,679	3,325,544	$3,326,541	$3,955	$139	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	59	03/20/18	$7,319	$52,730
Long U.S. Treasury Bond	68	03/20/18	10,317	108,183
5-Year U.S. Treasury Note	50	03/29/18	5,817	22,092

Total				$183,005

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Quality Trust (BYM)

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$630,946,509	$—	$630,946,509
Short-Term Securities	3,326,541	—	—	3,326,541

Total	$3,326,541	$630,946,509	$—	$634,273,050

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$183,005	$—	$—	$183,005

(a)	See above schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(101,288,260)	$—	$(101,288,260)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(238,488,260)	$—	$(238,488,260)

During the period ended November 30, 2017, there were no transfers between levels.

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date:	January 22, 2018